Fair Value of Assets and Liabilities Measured on Non-Recurring Basis (Detail) (Nonrecurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 5,972	$ 7,008
Other real estate owned fair value	8,858	4,722
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	5,972	7,008
Other real estate owned fair value	$ 8,858	$ 4,722